UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

"Report for the Calendar Quarter Ended: September 30, 2011"
Check here if Amendment 			  ]; Amendment number:
This Amendment (Check only one.): 			  ] is a restatement.
			  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Moon Capital Management LP
Address: 499 Park Avenue
"New York, NY 10022"

13F File Number: 028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: John W. Moon
"Title: Managing Member of JWM Capital, LLC its general partner"
Phone: 212-652-4500

"Signature, Place, and Date of Signing:"

"John W. Moon New York, NY  11/15/11"

Report Type (Check only one.):

			 X] 13F HOLDINGS REPORT.
			  ] 13F NOTICE.
			  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 49

"Form 13F Information Table Value Total: $182,116"


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report "is filed, other than the manager filing this report."

No.	Form 13F File Number	Name
1	028-12268                  	JWM Capital LLC
2	028-12267                   	John W. Moon

FORM 13F INFORMATION TABLE

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
                                 	Title 	    	 Value 	SH / 	PUT /	        	Investment	Other	Voting Authority
Name of Issuer 	of class	CUSIP	 (x $'000) 	PRN	CALL	QTY	Discretion	Managers	Sole	Shared	None
ALTERA CORPORATION 	COM	21441100	"1,419"				DEFINED	"1,2"	"45,000"
AMERICA MOVIL SA DE  	SPON ADR L SHS	02364W105	"6,907"				DEFINED	"1,2"	"312,832"
AU OPTRONICS CORP 	SPONSORED ADR	2255107	262				DEFINED	"1,2"	"66,151"
BAIDU.COM 	SPON ADR REP A	56752108	"3,909"				DEFINED	"1,2"	"36,568"
BROADCOM CORP 	CL A	111320107	333				DEFINED	"1,2"	"10,000"
BROCADE COMMUNICATIO 	CALL	111621906	778		CALL		DEFINED	"1,2"	"180,000"
CHANGYOU.COM LTD-ADR 	ADS REP CL A	15911M107	"1,054"				DEFINED	"1,2"	"41,660"
CHINA TELECOM CORP L 	SPON ADR H SHS	169426103	409				DEFINED	"1,2"	"6,602"
CHINA ZENIX AUTO INT 	ADS	1.70E+108	642				DEFINED	"1,2"	"123,479"
CHOICE HOTELS INTL I 	COM	169905106	896				DEFINED	"1,2"	"30,157"
CIA CERVECERIAS UNID 	SPONSORED ADR	204429104	926				DEFINED	"1,2"	"17,925"
CISCO SYSTEMS INC 	COM	17275R102	775				DEFINED	"1,2"	"50,000"
COOPER TIRE & RUBBER 	COM	216831107	"11,580"				DEFINED	"1,2"	"1,063,402"
COPA HOLDINGS SA 	CL A	P31076105	"2,886"				DEFINED	"1,2"	"47,100"
DELL INC 	COM	24702R101	"1,414"				DEFINED	"1,2"	"100,000"
DESARROLLADORA HOMEX 	SPONSORED ADR	25030W100	220				DEFINED	"1,2"	"16,315"
FIRST SOLAR INC 	CALL	336433907	948		CALL		DEFINED	"1,2"	"15,000"
FOMENTO ECONOMICO ME 	SPON ADR UNITS	344419106	390				DEFINED	"1,2"	"6,017"
FORD MOTOR CO 	COM PAR $0.01	345370860	"18,825"				DEFINED	"1,2"	"1,946,741"
HERTZ GLOBAL HOLDING 	COM	42805T105	"6,103"				DEFINED	"1,2"	"685,687"
HEWLETT-PACKARD CO 	CALL	428236903	696				DEFINED	"1,2"	"31,000"
HEWLETT-PACKARD CO 	COM	428236103	"10,464"				DEFINED	"1,2"	"466,100"
HYATT HOTELS CORP -  	COM CL A	448579102	715				DEFINED	"1,2"	"22,800"
JABIL CIRCUIT INC 	CALL	466313103	445		CALL		DEFINED	"1,2"	"25,000"
JOHNSON CONTROLS INC 	COM	478366107	"7,398"				DEFINED	"1,2"	"280,530"
JUNIPER NETWORKS INC 	COM	48203R104	690				DEFINED	"1,2"	"40,000"
LAM RESEARCH CORP 	COM	512807108	"1,143"				DEFINED	"1,2"	"30,097"
LAS VEGAS SANDS CORP 	COM	517834107	"10,370"				DEFINED	"1,2"	"270,462"
MELCO PBL ENTERTAINM 	ADR	585464100	"2,875"				DEFINED	"1,2"	"345,954"
MICROSOFT CORP 	COM	594918104	"5,845"				DEFINED	"1,2"	"234,820"
NETEASE.COM 	SPONSORED ADR	64110W102	"2,705"				DEFINED	"1,2"	"70,894"
PERFECT WORLD CO LTD 	SPON ADR REP B	71372U104	"4,812"				DEFINED	"1,2"	"431,158"
RENREN INC-ADR 	SPONSORED ADR	759892102	272				DEFINED	"1,2"	"53,289"
RESEARCH IN MOTION 	COM	760975102	"3,400"				DEFINED	"1,2"	"167,510"
SANDISK CORP 	COM	80004C101	"3,547"				DEFINED	"1,2"	"87,900"
SEAGATE TECHNOLOGY 	SHS	G7945M107	"3,044"				DEFINED	"1,2"	"296,237"
SHANDA GAMES LTD 	SP ADR REPTG A	81941U105	407				DEFINED	"1,2"	"102,636"
SPDR GOLD TRUST 	GOLD SHS	78463V107	"17,873"				DEFINED	"1,2"	"113,077"
SPREADTRUM COMMUNICA 	ADR	849415203	"1,738"				DEFINED	"1,2"	"96,830"
STARWOOD HOTELS & RE 	COM	85590A401	"2,093"				DEFINED	"1,2"	"53,909"
SUNTECH POWER HLDG 	ADR	86800C104	934				DEFINED	"1,2"	"404,234"
TRINA SOLAR LTD 	SPON ADR	8.96E+108	"1,255"				DEFINED	"1,2"	"206,367"
TRW AUTOMOTIVE HOLDI 	COM	87264S106	"9,756"				DEFINED	"1,2"	"298,076"
VIMPEL-COMMUNICATION 	SPONSORED ADR	92719A106	"18,627"				DEFINED	"1,2"	"1,954,596"
WYNN RESORTS LTD 	COM	983134107	"1,979"				DEFINED	"1,2"	"17,200"
YAHOO! INC 	COM	984332106	"2,634"				DEFINED	"1,2"	"200,000"
YANDEX NV-A 	SHS CLASS A	N97284108	"2,091"				DEFINED	"1,2"	"102,200"
YINGLI GREEN ENERGY 	ADR	98584B103	893				DEFINED	"1,2"	"287,920"
YOUKU.COM INC-SPON A 	SPONSORED ADR	98742U100	"2,740"				DEFINED	"1,2"	"167,455"


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